Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Use of Estimates in Preparation of Financial Statements
A.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Financial Statements in U.S. Dollars
B.	Financial Statements in U.S. Dollars

The reporting currency of the Company is the U.S. dollar (“dollar” or “$”). The currency of the primary economic environment in which the operations of the Company are conducted is the dollar, and the dollar has been determined to be the Company’s functional currency.

Transactions and balances originally denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured into dollars in accordance with the principles set forth in Accounting Standards Codification (“ASC”) No. 830 (“Foreign Currency Matters”). All exchange gains and losses from re-measurement of monetary balance sheet items resulting from transactions in non-dollar currencies are reflected in the statements of operations as they arise.

Cash Equivalents
C.	Cash Equivalents
Cash equivalents consist of short-term, highly liquid investments that are readily convertible into cash with original maturities when purchased of three months or less.
Net Profit (Loss) Per Ordinary Share
D.	Net Profit (Loss) Per Ordinary Share

Basic and diluted net profit (loss) per share have been computed in accordance with ASC No. 260-10 (formerly SFAS No. 128, “Earnings per Share”) using the weighted average number of ordinary shares outstanding. Basic profit (loss) per share excludes any dilutive effect of options and warrants.

Stock-based compensation
E.	Stock-based compensation

The Company applies ASC No. 718-10 (formerly SFAS No. 123(R), “Share Based Payment”). The Company’s net profits (loss) for the years ended December 31, 2017, 2016 and 2015 includes $0 of compensation expenses related to the Company’s share-based compensation awards, respectively.

For purposes of estimating fair value in, the Company utilized the Black-Scholes option-pricing model. The following assumptions were utilized in such calculations for the years 2017, 2016 and 2015:

	2 0 1 7	2 0 1 6	2 0 1 5

Risk-free interest rate	None	None	None
Expected life (in years)	None	None	None
Expected volatility	None	None	None
Expected dividend yield	None	None	None

The Company determines the expected life used in fair valuation of newly granted awards, based on its past experience.

The Company believes that this calculation provides a reasonable estimate of expected life for the Company’s employee stock options. No adjustments to previous years’ assumptions have been made.

The grant date fair value of the Restricted Stock Units (RSU) was determined using the closing price of the Company’s stock on the day of issuance.

The Company determined the risk-free interest rate in accordance with ASC No. 718-10. The Company uses U.S. treasury zero-coupon issues with remaining time equal the expected term.

Equity instruments issued to other than employees for acquiring, or in conjunction with selling goods or services
F.	Equity instruments issued to other than employees for acquiring, or in conjunction with selling goods or services

The Company applies ASC No. 505-50 (formerly EITF 96-18), (“accounting for equity instruments issued to other than employees for acquiring, or in conjunction with selling, goods or services”). The Company’s compensation expenses related to the Company’s equity-based compensation awards for the year ended December 2017, 2016 and 2015 were $0.

Concentrations of Credit Risk
G.	Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities and trade receivables.

(i)	As of December 31, 2017, the Company had cash and cash equivalents that totaled to $1,966 all of which are deposited in a major Israeli financial institution. As of December 31, 2016, the Company had cash and cash equivalents that totaled to $4,347 all of which were deposited in a major Israeli financial institution. Management believes that the financial institutions holding the Company’s cash and cash equivalents and its deposits are financially sound.

Fair Value of Financial Instruments
H.	Fair Value of Financial Instruments

The financial instruments of the Company consist mainly of cash and cash equivalents, current accounts receivable, accounts payable and accruals. In view of their nature, the fair value of the financial instruments included in working capital of the Company is usually identical or substantially similar to their carrying amounts.